MERIDIAN FUND, INC.®

Meridian Enhanced Equity Fund (the “Fund”)

LEGACY CLASS SHARES: MEIFX; INSTITUTIONAL CLASS SHARES: MRREX

Supplement dated August 20, 2019

to the Fund’s Summary Prospectus and Prospectus,

each dated November 1, 2018, as amended

Effective as of September 3, 2019, Minyoung Sohn no longer serves as the Portfolio Manager of the Fund. All references to Mr. Sohn serving in such role are deleted.

Also effective September 3, 2019, Clay Freeman serves as the Portfolio Manager of the Fund. Therefore, the disclosure contained in the Summary Prospectus and Prospectus are hereby revised as follows:

Summary Prospectus

The information contained in the “Portfolio Manager” section of the Summary Prospectus is hereby deleted in its entirety and replaced with the following:

“Clay Freeman serves as Portfolio Manager of the Fund. Mr. Freeman, who joined the Investment Adviser in 2008, has served as Portfolio Manager of the Fund since September 3, 2019.”

Prospectus

The information contained in the “Portfolio Manager” section of the Prospectus is hereby deleted in its entirety and replaced with the following:

“Clay Freeman serves as Portfolio Manager of the Fund. Mr. Freeman, who joined the Investment Adviser in 2008, has served as Portfolio Manager of the Fund since September 3, 2019.”

The below information is hereby added immediately prior to the final paragraph contained in the “Organization and Management-Portfolio Managers” section of the Prospectus:

“Clay Freeman

Portfolio Manager of Meridian Enhanced Equity Fund.

Employed by the Investment Adviser as an investment research analyst since 2008. Mr. Freeman has 15 years of experience in the financial industry and focused on larger capitalization stocks within the communications industry as an equity research analyst at Janus Capital Management LLC from 2004 - 2007. He graduated Phi Beta Kappa from the University of Colorado and also earned an MBA with a Finance concentration from the Daniels College of Business at Denver University.”

The final paragraph contained in the “Organization and Management-Portfolio Managers” section of the Prospectus is hereby deleted and replaced with the following:

“The SAI provides additional information about James England, Chad Meade, Brian Schaub, and Clay Freeman including their compensation structure, other accounts they manage and their ownership of securities in each Fund they manage.”

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE